Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.56%
Communication services: 9.75%
Diversified telecommunication services: 0.63%
AT&T, Inc.	65,031	$1,782,500
Verizon Communications, Inc.	5,669	242,406
		2,024,906
Entertainment: 1.94%
Netflix, Inc.†	3,403	3,945,438
Roblox Corp. Class A†	4,980	686,194
Spotify Technology SA†	2,010	1,259,346
Walt Disney Co.	2,906	346,134
		6,237,112
Interactive media & services: 7.01%
Alphabet, Inc. Class A	27,874	5,349,020
Alphabet, Inc. Class C	32,158	6,201,992
Meta Platforms, Inc. Class A	13,264	10,258,908
Pinterest, Inc. Class A†	10,796	416,726
Reddit, Inc. Class A†	2,112	339,166
		22,565,812
Media: 0.17%
Comcast Corp. Class A	16,848	559,859
Consumer discretionary: 9.87%
Automobiles: 1.53%
General Motors Co.	10,851	578,793
Tesla, Inc.†	14,097	4,345,682
		4,924,475
Broadline retail: 3.97%
Amazon.com, Inc.†	51,838	12,135,794
eBay, Inc.	7,171	657,939
		12,793,733
Diversified consumer services: 0.31%
ADT, Inc.	36,548	305,176
Duolingo, Inc.†	1,238	429,029
Grand Canyon Education, Inc.†	1,498	252,607
		986,812
Hotels, restaurants & leisure: 1.02%
Booking Holdings, Inc.	274	1,508,112
Expedia Group, Inc.	3,506	631,851
McDonald’s Corp.	2,681	804,488
Viking Holdings Ltd.†	5,593	328,421
		3,272,872
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Household durables: 0.44%
Garmin Ltd.	1,131	$247,418
PulteGroup, Inc.	7,514	848,481
SharkNinja, Inc.†	2,932	340,405
		1,436,304
Specialty retail: 1.90%
Carvana Co. Class A†	1,862	726,497
Gap, Inc.	24,555	477,840
Home Depot, Inc.	6,672	2,452,027
TJX Cos., Inc.	13,766	1,714,280
Ulta Beauty, Inc.†	1,446	744,704
		6,115,348
Textiles, apparel & luxury goods: 0.70%
Crocs, Inc.†	4,807	479,402
Deckers Outdoor Corp.†	7,620	809,016
Tapestry, Inc.	9,001	972,378
		2,260,796
Consumer staples: 4.80%
Beverages: 0.28%
Coca-Cola Co.	2,781	188,802
Keurig Dr Pepper, Inc.	12,565	410,247
Monster Beverage Corp.†	5,337	313,549
		912,598
Consumer staples distribution & retail: 2.37%
Costco Wholesale Corp.	3,501	3,289,680
Target Corp.	11,330	1,138,665
Walmart, Inc.	32,664	3,200,419
		7,628,764
Food products: 0.57%
Ingredion, Inc.	5,125	674,143
Pilgrim’s Pride Corp.	8,144	385,944
Tyson Foods, Inc. Class A	14,675	767,502
		1,827,589
Household products: 0.38%
Colgate-Palmolive Co.	6,912	579,571
Procter & Gamble Co.	4,412	663,874
		1,243,445
Tobacco: 1.20%
Altria Group, Inc.	33,788	2,092,829
Philip Morris International, Inc.	10,750	1,763,537
		3,856,366
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Energy: 2.62%
Oil, gas & consumable fuels: 2.62%
Cheniere Energy, Inc.	5,755	$1,357,490
Chevron Corp.	5,610	850,700
EOG Resources, Inc.	9,038	1,084,741
Exxon Mobil Corp.	20,752	2,316,753
HF Sinclair Corp.	4,001	175,804
Marathon Petroleum Corp.	6,612	1,125,296
Phillips 66	8,211	1,014,715
Valero Energy Corp.	3,780	519,032
		8,444,531
Financials: 14.12%
Banks: 3.42%
Bank of America Corp.	26,526	1,253,884
Bank OZK	6,368	313,943
Citigroup, Inc.	22,751	2,131,769
East West Bancorp, Inc.	4,985	499,746
JPMorgan Chase & Co.	15,688	4,647,413
Popular, Inc.	2,816	322,657
Wells Fargo & Co.	22,991	1,853,764
		11,023,176
Capital markets: 4.04%
Ameriprise Financial, Inc.	694	359,624
Bank of New York Mellon Corp.	18,493	1,876,115
BlackRock, Inc.	652	721,119
Charles Schwab Corp.	21,518	2,102,954
CME Group, Inc.	4,991	1,388,895
Coinbase Global, Inc. Class A†	2,709	1,023,352
Goldman Sachs Group, Inc.	3,194	2,311,146
Interactive Brokers Group, Inc. Class A	28,552	1,871,869
Jefferies Financial Group, Inc.	6,368	367,179
Virtu Financial, Inc. Class A	21,999	971,036
		12,993,289
Consumer finance: 0.93%
American Express Co.	3,333	997,600
Capital One Financial Corp.	5,410	1,163,150
Synchrony Financial	12,035	838,479
		2,999,229
Financial services: 3.69%
Berkshire Hathaway, Inc. Class B†	9,713	4,583,370
Equitable Holdings, Inc.	5,521	283,503
Euronet Worldwide, Inc.†	6,031	586,093
Mastercard, Inc. Class A	3,076	1,742,462
PayPal Holdings, Inc.†	7,265	499,541
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Toast, Inc. Class A†	9,206	$449,621
Visa, Inc. Class A	10,842	3,745,586
		11,890,176
Insurance: 2.04%
Assurant, Inc.	6,160	1,153,768
Axis Capital Holdings Ltd.	3,479	326,469
Fidelity National Financial, Inc.	11,877	670,219
Globe Life, Inc.	2,427	340,921
Hartford Insurance Group, Inc.	5,862	729,174
MetLife, Inc.	4,862	369,269
Progressive Corp.	7,947	1,923,492
Reinsurance Group of America, Inc.	5,460	1,050,777
		6,564,089
Health care: 9.07%
Biotechnology: 2.02%
AbbVie, Inc.	12,627	2,386,756
Amgen, Inc.	920	271,492
Exelixis, Inc.†	27,530	997,137
Gilead Sciences, Inc.	16,613	1,865,474
Halozyme Therapeutics, Inc.†	11,051	662,728
Regeneron Pharmaceuticals, Inc.	601	327,821
		6,511,408
Health care equipment & supplies: 1.98%
Abbott Laboratories	17,435	2,200,122
Boston Scientific Corp.†	9,940	1,042,905
Globus Medical, Inc. Class A†	4,837	254,571
Hologic, Inc.†	15,601	1,042,459
Inspire Medical Systems, Inc.†	2,079	258,919
Intuitive Surgical, Inc.†	2,625	1,262,861
Stryker Corp.	804	315,755
		6,377,592
Health care providers & services: 1.90%
Cardinal Health, Inc.	2,263	351,263
Cencora, Inc.	3,476	994,414
CVS Health Corp.	13,254	823,073
Elevance Health, Inc.	631	178,624
McKesson Corp.	1,769	1,226,872
Tenet Healthcare Corp.†	4,654	750,597
UnitedHealth Group, Inc.	3,186	795,098
Universal Health Services, Inc. Class B	6,027	1,003,194
		6,123,135
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Health care technology: 0.53%
Doximity, Inc. Class A†	8,486	$498,552
Veeva Systems, Inc. Class A†	4,234	1,203,303
		1,701,855
Life sciences tools & services: 0.06%
Medpace Holdings, Inc.†	468	199,930
Pharmaceuticals: 2.58%
Bristol-Myers Squibb Co.	12,562	544,060
Eli Lilly & Co.	4,286	3,171,940
Johnson & Johnson	8,500	1,400,290
Merck & Co., Inc.	12,414	969,782
Organon & Co.	13,441	130,378
Pfizer, Inc.	41,760	972,590
Zoetis, Inc.	7,554	1,101,298
		8,290,338
Industrials: 8.85%
Aerospace & defense: 1.42%
General Dynamics Corp.	1,851	576,790
General Electric Co.	4,023	1,090,555
Howmet Aerospace, Inc.	5,707	1,025,947
Lockheed Martin Corp.	2,378	1,001,090
Northrop Grumman Corp.	1,537	886,250
		4,580,632
Building products: 0.61%
Builders FirstSource, Inc.†	2,830	359,778
Johnson Controls International PLC	12,015	1,261,575
Trane Technologies PLC	765	335,131
		1,956,484
Commercial services & supplies: 0.37%
Veralto Corp.	8,563	897,659
Waste Management, Inc.	1,304	298,825
		1,196,484
Construction & engineering: 1.43%
EMCOR Group, Inc.	2,890	1,813,446
MasTec, Inc.†	6,205	1,174,048
Valmont Industries, Inc.	4,436	1,614,482
		4,601,976
Electrical equipment: 1.33%
Acuity, Inc.	2,756	858,081
Emerson Electric Co.	5,783	841,484
GE Vernova, Inc.	1,247	823,382
Regal Rexnord Corp.	4,124	630,477
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Electrical equipment(continued)
Sensata Technologies Holding PLC	14,421	$443,590
Vertiv Holdings Co. Class A	4,753	692,037
		4,289,051
Ground transportation: 0.39%
Uber Technologies, Inc.†	14,455	1,268,426
Industrial conglomerates: 0.36%
Honeywell International, Inc.	5,176	1,150,884
Machinery: 0.93%
Allison Transmission Holdings, Inc.	13,321	1,199,823
Caterpillar, Inc.	1,207	528,690
Parker-Hannifin Corp.	1,717	1,256,672
		2,985,185
Passenger airlines: 0.44%
United Airlines Holdings, Inc.†	16,273	1,437,069
Professional services: 1.57%
Automatic Data Processing, Inc.	1,117	345,712
CACI International, Inc. Class A†	1,543	710,660
Leidos Holdings, Inc.	7,911	1,262,991
Paycom Software, Inc.	3,149	729,119
Science Applications International Corp.	12,226	1,362,954
SS&C Technologies Holdings, Inc.	7,409	633,321
		5,044,757
Information technology: 31.32%
Communications equipment: 1.44%
Arista Networks, Inc.†	16,304	2,008,979
Cisco Systems, Inc.	32,822	2,234,522
F5, Inc.†	1,256	393,655
		4,637,156
Electronic equipment, instruments & components: 0.33%
Ingram Micro Holding Corp.	14,403	284,027
TD SYNNEX Corp.	5,438	785,193
		1,069,220
IT services: 1.33%
Accenture PLC Class A	4,632	1,237,207
International Business Machines Corp.	2,683	679,201
Okta, Inc.†	4,981	487,142
Twilio, Inc. Class A†	3,799	490,071
VeriSign, Inc.†	5,095	1,369,893
		4,263,514
Semiconductors & semiconductor equipment: 12.07%
Advanced Micro Devices, Inc.†	4,289	756,194
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Applied Materials, Inc.	5,442	$979,886
Broadcom, Inc.	28,835	8,468,839
Cirrus Logic, Inc.†	3,280	330,329
KLA Corp.	2,399	2,108,793
Lam Research Corp.	3,263	309,463
Marvell Technology, Inc.	11,169	897,653
Micron Technology, Inc.	4,248	463,627
NVIDIA Corp.	127,622	22,700,125
QUALCOMM, Inc.	12,587	1,847,268
		38,862,177
Software: 11.12%
Adobe, Inc.†	2,929	1,047,674
AppLovin Corp. Class A†	2,450	957,215
Atlassian Corp. Class A†	4,338	831,942
BILL Holdings, Inc.†	5,992	256,757
Docusign, Inc. Class A†	3,990	301,804
Fortinet, Inc.†	14,289	1,427,471
Manhattan Associates, Inc.†	1,164	255,684
Microsoft Corp.	40,285	21,492,048
Nutanix, Inc. Class A†	9,388	705,696
Oracle Corp.	5,460	1,385,584
Palantir Technologies, Inc. Class A†	10,958	1,735,199
Salesforce, Inc.	8,506	2,197,355
ServiceNow, Inc.†	2,277	2,147,484
Zoom Communications, Inc. Class A†	14,455	1,070,393
		35,812,306
Technology hardware, storage & peripherals: 5.03%
Apple, Inc.	78,056	16,202,084
Materials: 2.39%
Chemicals: 1.07%
Axalta Coating Systems Ltd.†	8,111	229,704
CF Industries Holdings, Inc.	16,528	1,534,294
Element Solutions, Inc.	16,384	386,662
Linde PLC	2,806	1,291,490
		3,442,150
Construction materials: 0.20%
CRH PLC	6,663	635,984
Containers & packaging: 0.47%
Crown Holdings, Inc.	12,832	1,274,987
Sealed Air Corp.	8,166	239,019
		1,514,006
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Metals & mining: 0.65%
Freeport-McMoRan, Inc.	28,275	$1,137,786
Royal Gold, Inc.	6,403	969,542
		2,107,328
Real estate: 2.45%
Health care REITs: 0.21%
Omega Healthcare Investors, Inc.	17,368	675,615
Hotel & resort REITs: 0.28%
Host Hotels & Resorts, Inc.	56,729	891,780
Industrial REITs: 0.26%
Prologis, Inc.	7,800	832,884
Retail REITs: 0.47%
Simon Property Group, Inc.	9,237	1,512,928
Specialized REITs: 1.23%
American Tower Corp.	1,372	285,911
Gaming & Leisure Properties, Inc.	21,991	1,002,350
Public Storage	5,079	1,381,183
VICI Properties, Inc. Class A	39,702	1,294,285
		3,963,729
Utilities: 2.32%
Electric utilities: 1.49%
American Electric Power Co., Inc.	13,501	1,527,503
Duke Energy Corp.	13,626	1,657,467
Evergy, Inc.	4,740	335,592
NextEra Energy, Inc.	13,464	956,752
NRG Energy, Inc.	2,038	340,753
		4,818,067
Gas utilities: 0.58%
National Fuel Gas Co.	16,792	1,457,377
UGI Corp.	11,365	411,186
		1,868,563
Independent power and renewable electricity producers: 0.25%
Vistra Corp.	3,831	798,917
Total common stocks (Cost $161,723,772)		314,184,895
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class♠∞		4.24%	6,226,111	$6,226,111
Total short-term investments (Cost $6,226,111)				6,226,111
Total investments in securities (Cost $167,949,883)	99.50%			320,411,006
Other assets and liabilities, net	0.50			1,624,275
Total net assets	100.00%			$322,035,281

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,658,211	$16,497,883	$(16,929,983)	$0	$0	$6,226,111	6,226,111	$60,024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	21	9-19-2025	$6,333,971	$6,692,963	$358,992	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$31,387,689	$0	$0	$31,387,689
Consumer discretionary	31,790,340	0	0	31,790,340
Consumer staples	15,468,762	0	0	15,468,762
Energy	8,444,531	0	0	8,444,531
Financials	45,469,959	0	0	45,469,959
Health care	29,204,258	0	0	29,204,258
Industrials	28,510,948	0	0	28,510,948
Information technology	100,846,457	0	0	100,846,457
Materials	7,699,468	0	0	7,699,468
Real estate	7,876,936	0	0	7,876,936
Utilities	7,485,547	0	0	7,485,547
Short-term investments
Investment companies	6,226,111	0	0	6,226,111
	320,411,006	0	0	320,411,006
Futures contracts	358,992	0	0	358,992
Total assets	$320,769,998	$0	$0	$320,769,998
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of July 31, 2025, $1,590,158 was segregated as cash collateral for these open futures contracts.
At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined Large Cap Portfolio | 11